OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2016	2015
Prepaid expenses	22,358	10,960
Government institutions	4,068	1,910
Deferred installation expenses	3,000	2,403
Deferred income taxes (*)	4,034	2,752
Advances to suppliers	127	84
Employees	540	389
Forward Exchange Contracts	-	1,063
Others	1,395	2,876
	35,522	22,437

(*)	See Note 15.